General information, organization and basis of preparation (Table)	12 Months Ended
Dec. 31, 2018
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs

As of December 31, 2018, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities	Note
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016	100%	Investment holding and music content distribution	(i)
Tencent Music Entertainment (Beijing) Co., Ltd. (“TME Beijing”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016	100%	Technical support and consulting services	(i)
Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”)	PRC	July 2016	100%	Technical support and consulting services	(i), (ii)
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (''TME Tech Shenzhen")	PRC	February 2017	100%	Online music and entertainment related services	(iv)
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016	100%	Online music and entertainment related services	(i), (ii)
Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)	PRC	July 2016	100%	Online music and entertainment related services	(i), (ii)
Xizang Qiming Music Co., Ltd.(“Xizang Qiming”)	PRC	February 2018	100%	Music content investments	(v)
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016	100%	Online music and entertainment related services	(iii)

Notes:

(i)	Representing the entities comprising the CMC Music Business immediately prior to the Merger completed on July 12, 2016.
(ii)

CMC Music Business acquired Yeelion Online and Guangzhou Kugou in December 2013 and April 2014, respectively. All these entities were deemed acquired by the Company on July 12, 2016 because of the Merger.

(iii)	In July 2016, Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”) was established by the Group for the purpose of operating Tencent PRC Music Business.
(iv)	In February 2017, TME Tech Shenzhen was established by the Group for the purpose of operating Tencent PRC Music Business.
(v)	In February 2018, Xizang Qiming was established by the Group for the purpose of music content investments.

Summary of Condensed Separate Financial Statements

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018.

	As at December 31,
	2017	2018
	RMB’million	RMB’million
Total current assets	6,205	7,199
Total non-current assets	3,872	5,902
Total assets	10,077	13,101
Total current liabilities	(4,661)	(5,664)
Total non-current liabilities	(304)	(562)
Total liabilities	(4,965)	(6,226)

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Total net revenues	3,007	10,948	18,966
Net profit	61	340	1,333
Net cash inflow/(outflow) from operating activities	842	1,763	(334)
Net cash inflow/(outflow) from investing activities	570	131	(1,244)
Net cash flow from financing activities	-	-	-
Net increase/(decrease) in cash and cash equivalents	1,412	1,894	(1,578)
Cash and cash equivalents, beginning of the year	-	1,412	3,306
Cash and cash equivalents, end of the year	1,412	3,306	1,728